Trade and Other Payables - Additional Information (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Trade And Other Payables [Line Items]
Cash collected debt factoring arrangements	£ 381	£ 405
Interest payable	55	61
Deferred income		4
FII GLO deferred income	963	963
Trade payables	£ 3,722	£ 3,453
Percentage of trade and other payables denominated in other than the functional currency of the subsidiary	5.00%	6.00%
Factoring of receivables
Trade And Other Payables [Line Items]
Cash collected debt factoring arrangements	£ 128	£ 115
Supply Chain Financing Arrangements
Trade And Other Payables [Line Items]
Trade payables	£ 48	£ 71